Segment Reporting (Details) - Schedule of Segment Information for the Reportable Segments - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Hyper-immune products revenue	$ 4,902,865	$ 1,804,705	$ 765,193
Cost of sales of goods	(1,566,068)	(495,558)	(241,691)
Gross profit	3,336,797	1,309,147	523,502
Other income	3,408,199	2,591,498	957,725
Fair value gains/(losses)to financial assets	(557,676)	(523,666)
Net foreign exchange gains/(losses)	(27,603)	363,724	247,558
Movement in inventory provision		430,932
General and administrative expenses	(4,555,726)	(4,220,905)	(3,524,388)
Research and development expenses	(5,375,461)	(2,592,145)	(657,715)
Selling and marketing expenses	(2,029,648)	(927,423)	(416,537)
Operating profit/(loss)	(5,801,118)	(3,568,838)	(2,869,855)
Finance income	327,756	116,323	21,785
Finance costs	(7,576)	(9,652)	(6,184)
Share of loss from associates	(1,456,019)	(324,340)
Income tax expense
Profit/(loss) for the year	(6,936,957)	(3,786,507)	(2,854,254)
Assets
Segment assets	15,549,969	21,988,182	24,855,824
Total assets	15,549,969	21,988,182	24,855,824
Liabilities
Segment liabilities	2,840,525	2,371,346	1,678,423
Total liabilities	2,840,525	2,371,346	1,678,423
Research and Development [Member]
Disclosure of operating segments [line items]
Hyper-immune products revenue
Cost of sales of goods
Gross profit
Other income	3,364,439	2,551,813	933,140
Fair value gains/(losses)to financial assets
Net foreign exchange gains/(losses)
Movement in inventory provision
General and administrative expenses	(460,251)	(460,251)
Research and development expenses	(5,375,461)	(2,592,145)	(657,715)
Selling and marketing expenses
Operating profit/(loss)	(2,471,273)	(500,583)	275,425
Finance income
Finance costs
Share of loss from associates
Income tax expense
Profit/(loss) for the year	(2,471,273)	(500,583)	275,425
Assets
Segment assets	768,370	398,391	257,500
Total assets	768,370	398,391	257,500
Liabilities
Segment liabilities	604,018	604,018	7,053
Total liabilities	604,018	604,018	7,053
Hyperimmune Products [Member]
Disclosure of operating segments [line items]
Hyper-immune products revenue	4,902,865	1,804,705	765,193
Cost of sales of goods	(1,566,068)	(495,558)	(241,691)
Gross profit	3,336,797	1,309,147	523,502
Other income	43,760	39,685	24,585
Fair value gains/(losses)to financial assets
Net foreign exchange gains/(losses)
Movement in inventory provision		430,932
General and administrative expenses	(3,565)	26,256	(164,087)
Research and development expenses
Selling and marketing expenses	(2,029,648)	(927,423)	(416,537)
Operating profit/(loss)	1,347,344	878,597	(32,537)
Finance income
Finance costs
Share of loss from associates
Income tax expense
Profit/(loss) for the year	1,347,344	878,597	(32,537)
Assets
Segment assets	2,845,096	2,078,643	1,688,910
Total assets	2,845,096	2,078,643	1,688,910
Liabilities
Segment liabilities	206,524	206,524	150,151
Total liabilities	206,524	206,524	150,151
Corporate [Member]
Disclosure of operating segments [line items]
Hyper-immune products revenue
Cost of sales of goods
Gross profit
Other income
Fair value gains/(losses)to financial assets	(557,676)	(523,666)
Net foreign exchange gains/(losses)	(27,603)	363,724	247,558
Movement in inventory provision
General and administrative expenses	(4,091,910)	(3,786,910)	(3,360,301)
Research and development expenses
Selling and marketing expenses
Operating profit/(loss)	(4,667,184)	(3,946,852)	(3,112,743)
Finance income	327,756	116,323	21,785
Finance costs	(7,576)	(9,652)	(6,184)
Share of loss from associates	(1,456,019)	(324,340)
Income tax expense
Profit/(loss) for the year	(5,813,028)	(4,164,521)	(3,097,142)
Assets
Segment assets	11,936,503	19,511,148	22,909,414
Total assets	11,936,503	19,511,148	22,909,414
Liabilities
Segment liabilities	2,029,983	1,560,804	1,521,219
Total liabilities	$ 2,029,983	$ 1,560,804	$ 1,521,219